Consolidated Statement of Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Series D Convertible Preferred Stock [Member] USD ($)	IPO [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] USD ($)	Redeemable Convertible Preferred Stock [Member] Series D Convertible Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] IPO [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] IPO [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Redeemable convertible preferred stock, Beginning balance at Dec. 31, 2011				$ 70,751
Beginning balance at Dec. 31, 2011	(58,397)							798		(59,195)
Redeemable convertible preferred stock, Beginning balance, shares at Dec. 31, 2011				71,374,896
Beginning balance, shares at Dec. 31, 2011						609,041
Exercise of stock options	3							3
Exercise of stock options, shares						904
Sale of convertible preferred stock					12,927
Sale of convertible preferred stock, shares					15,662,650
Stock-based compensation	529							529
Accretion of issuance costs to redemption value	(73)			73				(73)
Net loss	(22,101)									(22,101)
Redeemable convertible preferred stock, Ending balance at Dec. 31, 2012				83,751
Ending balance at Dec. 31, 2012	(80,039)							1,257		(81,296)
Redeemable convertible preferred stock, Ending balance, shares at Dec. 31, 2012				87,037,546
Ending balance, shares at Dec. 31, 2012						609,945
Exercise of stock options	35							35
Exercise of stock options, shares						8,911
Stock-based compensation	622							622
Conversion of convertible preferred stock into common stock	2,226			(2,226)				2,226
Conversion of convertible preferred stock into common stock, shares				(1,830,190)		166,675
Net loss	(17,143)									(17,143)
Redeemable convertible preferred stock, Ending balance at Dec. 31, 2013	81,525	27,521		81,525
Ending balance at Dec. 31, 2013	(94,299)							4,140		(98,439)
Redeemable convertible preferred stock, Ending balance, shares at Dec. 31, 2013	85,207,356	33,158,272		85,207,356
Ending balance, shares at Dec. 31, 2013						785,531
Exercise of stock options	140							140
Exercise of stock options, shares	41,566					41,566
Stock-based compensation	885							885
Issuance of Common Stock from initial public offering	59,862					1		59,861
Issuance of Common Stock from initial public offering, shares							9,569,715
Conversion of convertible preferred stock into common stock	81,526			(81,525)		1		81,525
Conversion of convertible preferred stock into common stock, shares				(85,207,356)		6,826,004
Reclassification of warrants			424						424
Conversion of convertible notes	20,129							20,129
Conversion of convertible notes, shares						2,902,233
Net loss	(23,342)									(23,342)
Ending balance at Dec. 31, 2014	$ 45,325					$ 2		$ 167,104		$ (121,781)
Ending balance, shares at Dec. 31, 2014						20,125,049